REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS - Loans By Maturity (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Integer		Dec. 31, 2012 Integer
Number of Investments	165		229
Total Real Estate Related and Other Loans Held for Sale
Outstanding Face Amount	$ 567,829	[1]
Carrying Value	437,530	[1],[2]	843,132	[2]
Number of Investments	20	[1]
Total Real Estate Related and Other Loans Held for Sale | Delinquent Loans
Outstanding Face Amount	12,000	[3]
Carrying Value		[3]
Number of Investments	1	[3]
Total Real Estate Related and Other Loans Held for Sale | Maturity Period from January 1, 2014 to December 31, 2014
Outstanding Face Amount	115,623
Carrying Value	49,236
Number of Investments	5
Total Real Estate Related and Other Loans Held for Sale | Maturity Period from January 1, 2015 to December 31, 2015
Outstanding Face Amount	57,943
Carrying Value	56,271
Number of Investments	5
Total Real Estate Related and Other Loans Held for Sale | Maturity Period from January 1, 2016 to December 31, 2016
Outstanding Face Amount	64,955
Carrying Value	63,334
Number of Investments	2
Total Real Estate Related and Other Loans Held for Sale | Maturity Period from January 1, 2017 to December 31, 2017
Outstanding Face Amount	94,912
Carrying Value	81,213
Number of Investments	4
Total Real Estate Related and Other Loans Held for Sale | Maturity Period from January 1, 2018 to December 31, 2018
Outstanding Face Amount	22,628
Carrying Value	18,796
Number of Investments	1
Total Real Estate Related and Other Loans Held for Sale | Maturity Period Thereafter
Outstanding Face Amount	199,768
Carrying Value	$ 168,680
Number of Investments	2

[1]	Loans which are more than 3% of the total current carrying value (or $13.1 million) at December 31, 2013 are as follows: (See Schedule of large loans)
[2]	The aggregate United States federal income tax basis for such assets at December 31, 2013 was approximately $748.5 million (unaudited), excluding the securitized subprime mortgage loans, which are fully consolidated for tax purposes. Carrying value includes interest receivable of $0.1 million for the residential housing loans and principal and interest receivable of $4.3 million for the manufactured housing loans.
[3]	Includes loans that are non-performing, in foreclosure, or under bankruptcy.